EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.26

Tape Discrepancies
Scienna Id	Loan #1	Loan #2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
XXXX	2000014027		Subject Property Detached/Attached	XXXX	Attached			The Appraisal dated 04/10/2022 reflects the subject property as detached.	Initial
XXXX	2000014343		Borrower Last Name	XXXX	XXXX			The Note dated XX/XX/XXXX and signed at closing, reflects the Borrower Last Name as XXXX.	Initial